Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 6,264	$ (10,541)	$ 130
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	42,070	63,595
Amount used during the year	(800)		(10,984)
Remeasurement	6,264	(10,541)
Closing balance	$ 47,534	$ 42,070	$ 63,595